REVENUE DISAGGREGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
The Company’s disaggregated revenues consist of the following for the three and six months ended June 30, 2022 and 2021.

The Company’s disaggregated revenues consist of the following for the three and six months ended June 30, 2022 and 2021.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Primary Geographical Markets
North America	$822,000	$1,290,000	$1,834,000	$2,497,000
Europe	28,000	453,000	47,000	562,000
Other	212,000	88,000	310,000	154,000
Total Revenue	$1,062,000	$1,831,000	$2,191,000	$3,213,000

Major Goods
Power Supply Units	$1,016,000	$1,831,000	$2,112,000	$3,213,000
EV Chargers	46,000	-	79,000	-
Total Revenue	$1,062,000	$1,831,000	$2,191,000	$3,213,000

Timing of Revenue Recognition
Goods transferred at a point in time	$1,062,000	$1,831,000	$2,191,000	$3,213,000

The Company’s disaggregated revenues consist of the following for the years ended December 31,

	2021	2020
Primary Geographical Markets
North America	$4,684,000	$4,482,000
Europe	359,000	611,000
Other	303,000	323,000
	$5,346,000	$5,416,000

Major Goods
Power Supply Units	$5,328,000	$5,416,000
EV Chargers	18,000	-
	$5,346,000	$5,416,000

Timing of Revenue Recognition
Goods transferred at a point in time	$5,346,000	$5,416,000